DIRECT HOSPITALITY EXPENSE - Components of Direct Hospitality Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	$ 47	$ 52	$ 95	$ 102
Total direct hospitality expense	295	276	627	539
Hospitality Property
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	81	70	162	148
Cost of food, beverage, and retail goods sold	68	63	137	116
Maintenance and utilities	44	35	84	64
Marketing and advertising	19	15	42	30
Other	$ 83	$ 93	$ 202	$ 181